Segmented information	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Abstract]
Segmented information
28.

Segmented information
Cameco has two reportable segments: uranium and fuel services. Cameco's reportable segments are strategic business units with different products, processes and marketing strategies. The uranium segment involves the exploration for, mining, milling, purchase and sale of uranium concentrate. The fuel services segment involves the refining, conversion and fabrication of uranium concentrate and the purchase and sale of conversion services.

During the year, Cameco determined that NUKEM no longer meets the criteria for being considered a segment and concluded that it was appropriate to include NUKEM’s results with its uranium and fuel services segments. NUKEM’s purchase and sale of uranium concentrate and conversion services are now being reported internally as part of its uranium and fuel services businesses and should therefore be included with those businesses for segment reporting. The purchase and sale of enriched uranium product and separative work units will continue to be reported in “other”. Comparative information has been adjusted.
Cost of sales in the uranium segment includes care and maintenance costs for our operations that have had production suspensions. Cameco expensed $ 209,556,000

(2020 - $
195,972,000 ) of care and maintenance costs during the year.
Included in this amount in 2021 is $ 40,359,000

(2020 - $
45,988,000 ) relating to care and maintenance costs for operations suspended as a result of COVID-19. Also included in cost of sales, because of the Cigar Lake production suspension, is the impact of increased purchasing activity at a higher cost than produced pounds.
Cost of sales in the fuel services segment also includes care and maintenance costs for our operations that have had production suspensions as a result of COVID-19. Cameco expensed $ 8,992,000 in 2020 due to the suspension.
Accounting policies used in each segment are consistent with the policies outlined in the summary of significant accounting policies. Segment revenues, expenses and results include transactions between segments incurred in the ordinary course of business. These transactions are priced on an arm’s length basis, are eliminated on consolidation and are reflected in the
“other” column.
A.

Business segments - 2021
For the year ended December 31, 2021
Uranium
Fuel
services Other Total
Revenue $ 1,054,993 $ 404,277 $ 15,714 $ 1,474,984
Expenses
Cost of products and services sold 1,028,816 242,574 11,245 1,282,635
Depreciation and amortization 134,629 43,344 12,442 190,415
Cost of sales 1,163,445 285,918 23,687 1,473,050
Gross profit (loss) (108,452) 118,359 (7,973) 1,934
Administration - - 127,566 127,566
Exploration 8,016 - - 8,016
Research and development - - 7,168 7,168
Other operating income (8,407) - - (8,407)
(Gain) loss on disposal of assets (2,886) 6,689 - 3,803
Finance costs - - 76,612 76,612
Gain on derivatives - - (12,529) (12,529)
Finance income - - (6,804) (6,804)
Share of earnings from equity-accounted investee (68,283) - - (68,283)
Other expense (income) - 301 (21,654) (21,353)
Earnings (loss) before income taxes (36,892) 111,369 (178,332) (103,855)
Income tax recovery (1,201)
Net loss (102,654)
Capital expenditures for the year $ 72,786 $ 22,792 $ 3,206 $ 98,784
For the year ended December 31, 2020
Uranium
Fuel
services Other Total
Revenue $ 1,416,125 $ 377,296 $ 6,652 $ 1,800,073
Expenses
Cost of products and services sold 1,243,311 237,656 3,995 1,484,962
Depreciation and amortization 154,560 43,190 10,912 208,662
Cost of sales 1,397,871 280,846 14,907 1,693,624
Gross profit (loss) 18,254 96,450 (8,255) 106,449
Administration - - 145,344 145,344
Exploration 10,873 - - 10,873
Research and development - - 3,965 3,965
Other operating expense 23,921 - - 23,921
Loss on disposal of assets 667 405 - 1,072
Finance costs - - 96,133 96,133
Gain on derivatives - - (36,577) (36,577)
Finance income - - (10,835) (10,835)
Share of earnings from equity-accounted investee (36,476) - - (36,476)
Other income (202) - (51,238) (51,440)
Earnings (loss) before income taxes 19,471 96,045 (155,047) (39,531)
Income tax expense 13,666
Net loss (53,197)
Capital expenditures for the year $ 46,697 $ 30,760 $ 5 $ 77,462
B.

Geographic segments
Revenue is attributed to the geographic location based on the location of the entity providing the services. The Company’s revenue from external customers is as follows:
2021 2020
United States $ 770,265 $ 1,177,756
Canada 704,719 622,317
$ 1,474,984 $ 1,800,073
The Company’s non-current assets, excluding deferred tax assets and financial instruments, by geographic location are as follows:
2021 2020
Canada $ 3,100,285 $ 3,260,144
Australia 395,223 421,836
United States 131,683 145,328
Kazakhstan 46 55
Germany 11 16
$ 3,627,248 $ 3,827,379
C.

Major customers
Cameco relies on a small number of customers to purchase a significant portion of its uranium concentrates and uranium conversion services. During 2021, revenues from two customers of Cameco’s uranium and fuel services segments represented approximately $ 166,068,000

(2020 - $
457,560,000 ), approximately 11% (2020 - 25%) of Cameco’s total revenues from these segments. As customers are relatively few in number, accounts receivable from any individual customer may periodically exceed 10% of accounts receivable depending on delivery schedule.